Offerings - Offering: 1	Jul. 28, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	7,950,000
Proposed Maximum Offering Price per Unit | $ / shares	6.53
Maximum Aggregate Offering Price	$ 51,913,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,947.96
Offering Note	Calculated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 457(c) under the Securities Act, this price is calculated based on the average of the high and low of the Common Stock, $0.001 par value per share, of MiMedx Group, Inc. (“Common Stock”) as reported on the NASDAQ Stock Market on July 21, 2025.
(2)This registration statement covers a total of 7,950,000 shares of Common Stock reserved for issuance under the MiMedx Group, Inc. 2016 Equity and Cash Incentive Plan, as amended through June 18, 2025. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares of Common Stock which may be offered and issued under the reason of any stock dividend, stock split, recapitalization or other similar transaction.